Prepaid charter revenue (Tables)	6 Months Ended
Jun. 30, 2015
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Movement [Table Text Block]
	Gross Amount	Accumulated Amortization		Net Amount

Balance, December 31, 2014	$33,500	$(27,136)	$	$ 6,364
- Additions	6,000	-		6,000
- Amortization for the period	-	(4,482)		(4,482)
Balance, June 30, 2015	$39,500	$(31,618)	$	$ 7,882

Prepaid Charter Revenue Amortization [Table Text Block]
Period	Amount
Year 1	$6,783
Year 2	$1,099